CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Hedges and investment securities, tax	$ 711	$ 520	$ 452
Defined benefit retirement plans, tax	$ 302	$ 465	$ 879